Cover	Jul. 24, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This report hereby amends and restates Item 5.02 of the Current Report on Form 8-K filed on July 24, 2023 to clarify the correct date of effectiveness of the appointment of Mr. Andy Nasim, which was July 24, 2023, the date Mr. Nasim accepted his Board position.
Document Period End Date	Jul. 24, 2023
Entity File Number	001-41479
Entity Registrant Name	REBORN COFFEE, INC.
Entity Central Index Key	0001707910
Entity Tax Identification Number	47-4752305
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	580 N. Berry Street
Entity Address, City or Town	Brea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92821
City Area Code	714
Local Phone Number	784-6369
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	REBN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false